Distribution of the Bank's profit and Earnings per share	12 Months Ended
Dec. 31, 2022
Distribution of the Bank's profit and Earnings per share
Distribution of the Bank's profit and Earnings per share

4.  Distribution of the Bank’s profit and Earnings per share

4.1 Distribution of the Bank’s profit

The distributions of the Bank’s profit ended December 31, 2020, 2021 and 2022 approved by the Board of Directors during the annual general meetings are as follows:

	2020	2021	2022

Profit of the year	18,974	20,801	24,108
Dividends declared	—	4,921	17,878
Dividend per share (pesos)	—	0.73	2.64
Dates of payment		06/18/2021 and	06/28/2022 and
		11/05/2021	07/28/2022

During 2020, in order to strengthen banking institutions so they could be in a better position to absorb potentials losses that could arise because of the COVID-19 pandemic and have more resources to support the economic slowdown, the CNBV issued two recommendations, to avoid:

a)The payment of dividends to shareholders, and

b)Carry out share buybacks or any other mechanism aimed at rewarding shareholders.

Considering the effects of the COVID-19 pandemic and on the recommendation received from the CNBV, the Bank decided not to pay dividends or carry out share buybacks in 2020.

4.2 Earnings per share

According to IAS 33 Earnings per share, the Bank should present and adjust retrospectively, the basic and diluted earnings per share, if the number of ordinary or potential shares outstanding increases as a result of a capitalization, bonus issue or share split, or decreases as a result of a reverse share split.

i.   Basic earnings per share

Basic earnings per share are calculated by dividing the profit attributable to the Parent by the weighted average number of shares outstanding during the year, excluding the average number of treasury shares, if any, held in the year (see Note 29.d).

Accordingly, basic earnings per share were determined as follows:

	2020	2021	2022

Profit attributable to the Parent	18,974	20,801	24,108
Profit attributable to the Parent (net of non-controlling interest)	18,974	20,801	24,108
Weighted average number of shares outstanding	6,776,640,349	6,775,682,106	6,781,322,904
Basic earnings per share (pesos)	2.80	3.07	3.56

ii.   Diluted earnings per share

In calculating diluted earnings per share, the amount of profit attributable to the Parent and the weighted average number of shares issued, excluding the average number of treasury shares, are adjusted to consider all the dilutive effects inherent to potential shares (see Note 29.d).

Accordingly, diluted earnings per share were determined as follows:

	2020	2021	2022

Profit attributable to the Parent	18,974	20,801	24,108
Profit attributable to the Parent (net of non-controlling interest)	18,974	20,801	24,108
Weighted average number of shares outstanding	6,776,640,349	6,775,682,106	6,781,322,904
Dilutive effect of rights on shares	10,354,008	11,312,251	5,671,453
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share (pesos)	2.80	3.06	3.55